Guarantor and Non-Guarantor Financial Statements - Schedule of Consolidating Statements of Cash Flows (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash provided by / (used in) operating activities from continuing operations	$ 84.4	$ 81.9	$ 87.7	$ 111.6	$ 231.5
Net cash provided by/(used in) operating activities from discontinued operations	(1.2)	3.9	0.2	(11.9)	2.3
Net cash provided by / (used in) operating activities	83.2	85.8	87.9	99.7	233.8
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of property and equipment and other productive assets	(84.8)	(67.6)	(104.2)	(87.3)	(70.5)
Proceeds from sale of property and equipment	0.3	2.0	2.2	4.0	0.3
Proceeds from insurance related to long lived assets	0	21.3	21.3
Payment for acquisitions, net of cash	0	(459.2)	(457.5)
Net cash provided by/(used in) investing activities from continuing operations	(84.5)	(503.5)	(538.2)	(83.3)	(70.2)
Net cash provided by/(used in) investing activities from discontinued operations	0	(3.9)	43.7	32.9	3.5
Net cash provided by/(used in) investing activities	(84.5)	(507.4)	(494.5)	(50.4)	(66.7)
CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany	0	0
Change in short-term borrowings	(9.5)	(1.3)	(2.9)	(3.3)	1.1
Payments related to revolver credit facility	0	(1.6)	(1.6)
Repayments of revolver credit facility					(36.0)
Proceeds from Borrowing on term loan	399.3	386.8	393.3
Borrowings from revolver credit facility
Payments related to long-term obligations	(434.3)	(23.6)	(37.0)	(24.1)	(20.7)
Reclassification of call premium payment	(7.6)	0
Distribution to noncontrolling interest holder	0	0		(2.6)	(1.7)
Equity contribution (redemption)	0.7	1.1	1.1	3.9	0.6
Net cash (used in)/ provided by financing activities from continuing operations	(51.4)	361.4	352.9	(26.1)	(56.7)
Net cash (used in)/provided by financing activities from discontinued operations	0	0
Net cash (used in)/provided by financing activities	(51.4)	361.4	352.9	(26.1)	(56.7)
Effect of foreign currency on cash	1.2	(9.0)	(12.4)	17.9	(10.3)
NET INCREASE/(DECREASE) IN CASH AND EQUIVALENTS	(51.5)	(69.2)	(66.1)	41.1	100.1
CASH AND EQUIVALENTS AT BEGINNING OF PERIOD	139.0	205.1	205.1	164.0	63.9
CASH AND EQUIVALENTS AT END OF PERIOD	87.5	135.9	139.0	205.1	164.0
CASH AND EQUIVALENTS AT END OF PERIOD					164.0
Issuer
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash provided by / (used in) operating activities from continuing operations	(145.9)	(99.3)	(531.2)	(557.5)	(351.9)
Net cash provided by/(used in) operating activities from discontinued operations	0	0
Net cash provided by / (used in) operating activities	(145.9)	(99.3)	(531.2)	(557.5)	(351.9)
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of property and equipment and other productive assets	0	0
Proceeds from sale of property and equipment	0	0
Proceeds from insurance related to long lived assets		0
Payment for acquisitions, net of cash		(459.2)	(457.5)
Net cash provided by/(used in) investing activities from continuing operations	0	(459.2)	(457.5)
Net cash provided by/(used in) investing activities from discontinued operations	0	0
Net cash provided by/(used in) investing activities	0	(459.2)	(457.5)
CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany	174.8	187.6	618.6	464.1	502.3
Change in short-term borrowings	0	0		(4.5)	(0.3)
Payments related to revolver credit facility		(1.6)	(1.6)
Repayments of revolver credit facility					(36.0)
Proceeds from Borrowing on term loan	399.3	386.8	393.3
Borrowings from revolver credit facility
Payments related to long-term obligations	(422.6)	(12.3)	(23.6)	(14.2)	(14.1)
Reclassification of call premium payment	(7.6)
Equity contribution (redemption)	0.7	1.1	1.1	3.9	0.6
Net cash (used in)/ provided by financing activities from continuing operations	144.6	561.6	987.8	449.3	452.5
Net cash (used in)/provided by financing activities from discontinued operations	0	0
Net cash (used in)/provided by financing activities	144.6	561.6	987.8	449.3	452.5
Effect of foreign currency on cash	0	0		94.1	(83.1)
NET INCREASE/(DECREASE) IN CASH AND EQUIVALENTS	(1.3)	3.1	(0.9)	(14.1)	17.5
CASH AND EQUIVALENTS AT BEGINNING OF PERIOD	2.7	3.6	3.6	17.7	0.2
CASH AND EQUIVALENTS AT END OF PERIOD	1.4	6.7	2.7	3.6	17.7
CASH AND EQUIVALENTS AT END OF PERIOD					17.7
Guarantor Subsidiaries [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash provided by / (used in) operating activities from continuing operations	119.1	99.3	163.0	539.7	159.5
Net cash provided by/(used in) operating activities from discontinued operations	(1.2)	4.1	0.2	3.8	(0.7)
Net cash provided by / (used in) operating activities	117.9	103.4	163.2	543.5	158.8
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of property and equipment and other productive assets	(53.7)	(23.5)	(42.3)	(32.8)	(13.3)
Proceeds from sale of property and equipment	0.2	1.3	1.3	0.1	(0.4)
Proceeds from insurance related to long lived assets		0
Payment for acquisitions, net of cash		0
Net cash provided by/(used in) investing activities from continuing operations	(53.5)	(22.2)	(41.0)	(32.7)	(13.7)
Net cash provided by/(used in) investing activities from discontinued operations	0	(3.9)	43.7	6.8	6.7
Net cash provided by/(used in) investing activities	(53.5)	(26.1)	2.7	(25.9)	(7.0)
CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany	(93.5)	(95.9)	(147.7)	(515.9)	(122.7)
Change in short-term borrowings	(5.3)	(1.3)
Payments related to revolver credit facility		0
Proceeds from Borrowing on term loan	0	0
Borrowings from revolver credit facility
Payments related to long-term obligations	(1.8)	0	(2.1)	(0.1)	(1.6)
Reclassification of call premium payment	0
Equity contribution (redemption)	0	0
Net cash (used in)/ provided by financing activities from continuing operations	(100.6)	(97.2)	(149.8)	(516.0)	(124.3)
Net cash (used in)/provided by financing activities from discontinued operations	0	0
Net cash (used in)/provided by financing activities	(100.6)	(97.2)	(149.8)	(516.0)	(124.3)
Effect of foreign currency on cash	0	0
NET INCREASE/(DECREASE) IN CASH AND EQUIVALENTS	(36.2)	(19.9)	16.1	1.6	27.5
CASH AND EQUIVALENTS AT BEGINNING OF PERIOD	49.5	33.4	33.4	31.8	4.2
CASH AND EQUIVALENTS AT END OF PERIOD	13.3	13.5	49.5	33.4	31.8
CASH AND EQUIVALENTS AT END OF PERIOD					31.7
Non-Guarantor
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash provided by / (used in) operating activities from continuing operations	111.2	81.9	455.9	129.4	423.9
Net cash provided by/(used in) operating activities from discontinued operations	0	(0.2)		(15.7)	3.0
Net cash provided by / (used in) operating activities	111.2	81.7	455.9	113.7	426.9
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of property and equipment and other productive assets	(31.1)	(44.1)	(61.9)	(54.5)	(57.2)
Proceeds from sale of property and equipment	0.1	0.7	0.9	3.9	0.7
Proceeds from insurance related to long lived assets		21.3	21.3
Payment for acquisitions, net of cash		0
Net cash provided by/(used in) investing activities from continuing operations	(31.0)	(22.1)	(39.7)	(50.6)	(56.5)
Net cash provided by/(used in) investing activities from discontinued operations	0	0		26.1	(3.2)
Net cash provided by/(used in) investing activities	(31.0)	(22.1)	(39.7)	(24.5)	(59.7)
CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany	(81.3)	(91.7)	(470.9)	51.8	(379.6)
Change in short-term borrowings	(4.2)	0	(2.9)	1.2	1.4
Payments related to revolver credit facility		0
Proceeds from Borrowing on term loan	0	0
Borrowings from revolver credit facility
Payments related to long-term obligations	(9.9)	(11.3)	(11.3)	(9.8)	(5.0)
Reclassification of call premium payment	0
Distribution to noncontrolling interest holder				(2.6)	(1.7)
Equity contribution (redemption)	0	0
Net cash (used in)/ provided by financing activities from continuing operations	(95.4)	(103.0)	(485.1)	40.6	(384.9)
Net cash (used in)/provided by financing activities from discontinued operations	0	0
Net cash (used in)/provided by financing activities	(95.4)	(103.0)	(485.1)	40.6	(384.9)
Effect of foreign currency on cash	1.2	(9.0)	(12.4)	(76.2)	72.8
NET INCREASE/(DECREASE) IN CASH AND EQUIVALENTS	(14.0)	(52.4)	(81.3)	53.6	55.1
CASH AND EQUIVALENTS AT BEGINNING OF PERIOD	86.8	168.1	168.1	114.5	59.5
CASH AND EQUIVALENTS AT END OF PERIOD	72.8	115.7	86.8	168.1	114.5
CASH AND EQUIVALENTS AT END OF PERIOD					114.5
Eliminations
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash provided by / (used in) operating activities from continuing operations	0	0
Net cash provided by/(used in) operating activities from discontinued operations	0	0
Net cash provided by / (used in) operating activities	0	0
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of property and equipment and other productive assets	0	0
Proceeds from sale of property and equipment	0	0
Proceeds from insurance related to long lived assets		0
Payment for acquisitions, net of cash		0
Net cash provided by/(used in) investing activities from continuing operations	0	0
Net cash provided by/(used in) investing activities from discontinued operations	0	0
Net cash provided by/(used in) investing activities	0	0
CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany	0	0
Change in short-term borrowings	0	0
Payments related to revolver credit facility		0
Proceeds from Borrowing on term loan	0	0
Borrowings from revolver credit facility
Payments related to long-term obligations	0	0
Reclassification of call premium payment	0
Equity contribution (redemption)	0	0
Net cash (used in)/ provided by financing activities from continuing operations	0	0
Net cash (used in)/provided by financing activities from discontinued operations	0	0
Net cash (used in)/provided by financing activities	0	0
Effect of foreign currency on cash	0	0
NET INCREASE/(DECREASE) IN CASH AND EQUIVALENTS	0	0
CASH AND EQUIVALENTS AT BEGINNING OF PERIOD	0	0	0
CASH AND EQUIVALENTS AT END OF PERIOD	$ 0	$ 0